Intangible Assets, Net - Schedule of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		¥ 2,110,333	¥ 1,030,272
Accumulated Amortization		(1,093,992)	(899,128)
Accumulated Impairment Amount		(14,374)	(14,374)
Net Carrying Amount	$ 149,298	1,001,967	116,770
Domain Name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		12,495	3,275
Accumulated Amortization		(1,428)	(954)
Net Carrying Amount		11,067	2,321
Insurance Agency License
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		2,848	2,848
Accumulated Amortization		(320)	(178)
Net Carrying Amount		2,528	2,670
Buyer and Customer Resource
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		462,770	462,770
Accumulated Amortization		(462,770)	(462,770)
Brand
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		184,470	184,470
Accumulated Amortization		(172,110)	(172,110)
Accumulated Impairment Amount		(12,360)	(12,360)
Strategic Business Resources
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		1,424,593	353,969
Accumulated Amortization		(436,405)	(242,190)
Net Carrying Amount		988,188	111,779
Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		22,940	22,940
Accumulated Amortization		(20,926)	(20,926)
Accumulated Impairment Amount		(2,014)	¥ (2,014)
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		217
Accumulated Amortization		(33)
Net Carrying Amount		¥ 184